Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 02, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Xanadu Quantum Technologies Limited
Entity Central Index Key	0002097163
Entity File Number	001-43205
Entity Incorporation, State or Country Code	A6
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	777 Bay Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5G 2C8
Entity Listings [Line Items]
Title of 12(b) Security	Class B Subordinate Voting Shares, without par value
Trading Symbol	XNDU
Security Exchange Name	NASDAQ
Class A Multiple Voting Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		255,226,928
Class B Subordinate Voting Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		43,284,436
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Christian Weedbrook
Entity Address, Address Line One	777 Bay Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5G 2C8
Entity Phone Fax Numbers [Line Items]
City Area Code	(416)
Local Phone Number	304-9629